Employee benefits (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Present value of obligations at the beginning of the year	$ 30,766	$ 23,805
Recognized in the Statement of Income	4,119	3,049
Interest expense	2,618	2,882
Service cost	1,501	167
Recognized in Equity - other comprehensive income	(4,620)	3,986
Remeasurement: Experience (gains) / losses (2)	(267)	(465)
Remeasurement: (gains) / losses - demographic assumptions	8	1,135
Remeasurement: (gains) / losses - financial assumptions (2)	(4,361)	3,316
Others	(8,668)	(74)
Benefits paid, net of assisted contributions	(1,920)	(2,052)
Contributions paid by participants	45	40
Translation Adjustment	(6,793)	1,938
Present value of obligations at the end of the year	21,597	30,766
Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Present value of obligations at the beginning of the year	14,941	12,771
Recognized in the Statement of Income	1,241	1,559
Interest expense	1,231	1,548
Service cost	10	11
Recognized in Equity - other comprehensive income	(1,949)	737
Remeasurement: Experience (gains) / losses (2)	(8)	(318)
Remeasurement: (gains) / losses - demographic assumptions		929
Remeasurement: (gains) / losses - financial assumptions (2)	(1,941)	126
Others	(4,241)	(126)
Benefits paid, net of assisted contributions	(999)	(1,165)
Contributions paid by participants	24	25
Translation Adjustment	(3,266)	1,014
Present value of obligations at the end of the year	9,992	14,941
Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Present value of obligations at the beginning of the year	4,806	4,119
Recognized in the Statement of Income	397	496
Interest expense	395	494
Service cost	2	2
Recognized in Equity - other comprehensive income	(577)	274
Remeasurement: Experience (gains) / losses (2)	15	(107)
Remeasurement: (gains) / losses - demographic assumptions		80
Remeasurement: (gains) / losses - financial assumptions (2)	(592)	301
Others	(1,393)	(83)
Benefits paid, net of assisted contributions	(354)	(413)
Contributions paid by participants	5	6
Translation Adjustment	(1,044)	324
Present value of obligations at the end of the year	3,233	4,806
Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Present value of obligations at the beginning of the year	1,357	1,102
Recognized in the Statement of Income	112	141
Interest expense	112	131
Service cost		10
Recognized in Equity - other comprehensive income	(233)	73
Remeasurement: Experience (gains) / losses (2)	190	(94)
Remeasurement: (gains) / losses - demographic assumptions	7	(1)
Remeasurement: (gains) / losses - financial assumptions (2)	(430)	168
Others	(362)	41
Benefits paid, net of assisted contributions	(79)	(61)
Contributions paid by participants	16	9
Translation Adjustment	(299)	93
Present value of obligations at the end of the year	874	1,357
Health Care Plan Saude Petrobras [Member]
IfrsStatementLineItems [Line Items]
Present value of obligations at the beginning of the year	9,662	5,813
Recognized in the Statement of Income	2,369	853
Interest expense	880	709
Service cost	1,489	144
Recognized in Equity - other comprehensive income	(1,861)	2,902
Remeasurement: Experience (gains) / losses (2)	(464)	54
Remeasurement: (gains) / losses - demographic assumptions	1	127
Remeasurement: (gains) / losses - financial assumptions (2)	(1,398)	2,721
Others	(2,672)	94
Benefits paid, net of assisted contributions	(488)	(413)
Contributions paid by participants
Translation Adjustment	(2,184)	507
Present value of obligations at the end of the year	$ 7,498	$ 9,662